Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Payroll receivables	$ 6.3	$ 5.3
Prepayments	59.3	66.3
Value Added Tax and import duties	92.4	53.4
Diesel rebate	1.9	1.2
Other	22.8	16.0
Trade and other receivables	251.4	198.0
Gold sales
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	42.8	18.7
Copper concentrate
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	18.2	29.6
Other
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 7.7	$ 7.5